Organization and nature of business (Details)	6 Months Ended
Mar. 31, 2025
Subsidiary One [Member]
Name of Entity	CN Energy
Date of Incoporation	Nov. 23, 2018
Percentage of Ownership	Parent
Place of Incorporation	British Virgin Islands
Principal Activities	Holding company
Subsidiary Two [Member]
Name of Entity	Ewforest
Date of Incoporation	Nov. 29, 2024
Percentage of Ownership	100.00%
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
Subsidiary Three [Member]
Name of Entity	CN Energy USA
Date of Incoporation	Mar. 31, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Delaware, U.S.
Principal Activities	Inactive
Subsidiary Four [Member]
Name of Entity	MZ HK
Date of Incoporation	Dec. 06, 2018
Percentage of Ownership	100.00%
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
Subsidiary Five [Member]
Name of Entity	MZ Pintai
Date of Incoporation	Jan. 22, 2019
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Holding company
Subsidiary Six [Member]
Name of Entity	Zhejiang New Material
Date of Incoporation	May 24, 2021
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Produce and sell Activated Carbon
Subsidiary Seven [Member]
Name of Entity	Zhoushan Trading
Date of Incoporation	Apr. 08, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Eight [Member]
Name of Entity	Ningbo Trading
Date of Incoporation	Apr. 13, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Zhejiang, China
Principal Activities	Trading
Subsidiary Nine [Member]
Name of Entity	Yunnan Yuemu
Date of Incoporation	Sep. 02, 2022
Percentage of Ownership	100.00%
Place of Incorporation	Yunnan, China
Principal Activities	Holding company
Subsidiary Ten [Member]
Name of Entity	Yunnan Honghao
Date of Incoporation	May 06, 2013
Percentage of Ownership	100.00%
Place of Incorporation	Yunnan, China
Principal Activities	Forestry project investment and development